Retirement Plans - Defined Benefit Plans - Pension Plan Assets at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	$ 62,578	$ 53,470	$ 51,528
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	27,810	25,764
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	16,814	13,086
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	7,569	6,214
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	3,534	3,167
Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	6,851	5,239
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	62,578	53,470
Fair Value, Inputs, Level 1 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	27,810	25,764
Fair Value, Inputs, Level 1 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	16,814	13,086
Fair Value, Inputs, Level 1 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	7,569	6,214
Fair Value, Inputs, Level 1 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	3,534	3,167
Fair Value, Inputs, Level 1 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	$ 6,851	$ 5,239